Risk and Capital Management - Schedule of Composition of Capital Adequacy (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Risk And Capital Management [Abstract]
Common Equity Tier 1 (CET 1)	R$ 185,595	R$ 188,265
Tier 1	208,161	206,196
Total capital (PR)	228,589	227,602
Risk-weighted assets (amounts)	R$ 1,505,475	R$ 1,379,056
Common Equity Tier 1 ratio (%)	12.30%	13.70%
Tier 1 ratio (%)	13.80%	15.00%
Total capital ratio (%)	15.20%	16.50%
Capital conservation buffer requirement (%)	2.50%	2.50%
Countercyclical buffer requirement (%)	0.10%	0.10%
Bank G-SIB and/or D-SIB additional requirements (%)	1.00%	1.00%
Total of bank CET1 specific buffer requirements (%)	3.60%	3.60%